Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trading assets	£ 19,535	£ 17,982
Other financial assets at fair value through profit or loss	137,578	142,207
Total financial assets at fair value through profit or loss	157,113	160,189
Insurance contracts
Disclosure of financial assets [line items]
Total financial assets at fair value through profit or loss	132,250	136,855
Treasury and other bills
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	20	19
Loans and advances to customers
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	11,002	10,654
Loans and advances to banks
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	3,933	1,886
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	38,300	33,859
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	£ 84,323	£ 95,789